Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 55,780	$ 44,033	$ 18,294
Additions based on tax positions related to the current year	5,770	3,359	12,212
Additions for tax positions of prior years	14,532	11,984	9,933
Decrease for tax position of prior years	(9,073)	0	0
Decrease related to settlements	(7,605)	0	0
Decrease due to lapse of statute of limitations	(409)	(1,238)	0
(Decrease) increase from currency translation	(993)	(2,358)	3,594
Balance at end of year	$ 58,002	$ 55,780	$ 44,033